Collateralized Transactions Collateralized Transactions - Offsetting of Securities Financing Agreements (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Securities borrowing arrangements, Assets
Gross Amounts	$ 7,624,642	$ 6,538,212
Netting in Consolidated Statements of Financial Condition	0	0
Net Amounts in Consolidated Statements of Financial Condition	7,624,642	6,538,212
Additional Amounts Available for Setoff	(361,394)	(468,778)
Available Collateral	(1,479,433)	(1,193,986)
Net Amount	5,783,815	4,875,448
Reverse repurchase agreements, Assets
Gross Amounts	15,551,845	11,336,175
Netting in Consolidated Statements of Financial Condition	(11,252,247)	(8,550,417)
Net Amounts in Consolidated Statements of Financial Condition	4,299,598	2,785,758
Additional Amounts Available for Setoff	(291,316)	(609,225)
Available Collateral	(3,929,977)	(2,126,730)
Net Amount	78,305	49,803
Securities lending arrangements, Liabilities
Gross Amounts	1,525,140	1,838,688
Netting in Consolidated Statements of Financial Condition	0	0
Net Amounts in Consolidated Statements of Financial Condition	1,525,140	1,838,688
Additional Amounts Available for Setoff	(361,394)	(468,778)
Available Collateral	(970,799)	(1,343,704)
Net Amount	192,947	26,206
Repurchase agreements, Liabilities
Gross Amounts	18,756,917	17,193,486
Netting in Consolidated Statements of Financial Condition	(11,252,247)	(8,550,417)
Net Amounts in Consolidated Statements of Financial Condition	7,504,670	8,643,069
Additional Amounts Available for Setoff	(291,316)	(609,225)
Available Collateral	(6,663,807)	(7,070,967)
Net Amount	549,547	962,877
Securities borrowing agreement, subject to review	5,683,400	4,825,700
Securities borrowing agreement, collateral received, subject to review	5,523,600	4,711,700
Repurchase agreement, net amount, subject to review	439,700	931,700
Repurchase agreements, collateral pledged, subject to review	447,500	$ 963,600
Obligation to return securities received as collateral
Securities lending arrangements, Liabilities
Gross Amounts	9,500
Netting in Consolidated Statements of Financial Condition	0
Net Amounts in Consolidated Statements of Financial Condition	9,500
Additional Amounts Available for Setoff	0
Available Collateral	0
Net Amount	9,500
Securities received as collateral
Securities borrowing arrangements, Assets
Gross Amounts	9,500
Netting in Consolidated Statements of Financial Condition	0
Net Amounts in Consolidated Statements of Financial Condition	9,500
Additional Amounts Available for Setoff	0
Available Collateral	0
Net Amount	$ 9,500